Deferred income taxes and tax credit (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule Of Detailed Information On Deferred Income Taxes	The components of Deferred income tax as of December 31, 2022 and 2021 are as follows:

(in KUSD)	As of December 31, 2022	As of December 31, 2021
U.S. Federal R&D credits	21,200	21,213
U.S. State R&D credits	4,924	3,843
Other items	633	993
Total	26,757	26,049

Disclosure Of Federal And State Deferred Tax Assets Related To Research And Development Tax Credit
U.S. federal and state R&D credits associated with recognized deferred tax assets are scheduled to expire in future years through 2042 as follows:

(in KUSD)	December 31, 2022	December 31, 2021
2026	14	—
2036	385	61
2037	111	—
2038	—	—
2039	937	5,552
2040	8,429	8,429
2041	5,736	7,232
2042	6,123	—
Total	21,735	21,274

Schedule of unrecognized temporary differences, unused tax losses and unused tax credits	nused tax losses, unrecognized temporary differences and unused tax creditsDeductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

(in KUSD)	December 31, 2022	December 31, 2021
Tax losses	926,350	818,946
Unused U.S. State R&D tax credits	918	907
Deductible (taxable) temporary differences	(25,924)	(40,380)
Total	901,344	779,473

Schedule of years of exipry for tax losses and tax credits to be carried forward
Tax losses not recognized and to be carried forward (in KUSD):

Years of expiry	December 31, 2022	December 31, 2021
2022	—	31,128
2023	38,441	38,441
2024	92,012	92,012
2025	121,866	121,866
2026	118,943	118,943
2027	190,928	190,928
Beyond 2028	364,160	225,628
	926,350	818,946
As described above, Deferred income tax assets from U.S. R&D tax credit carryforwards are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. On this basis, the Group has not recognized deferred tax assets related to the following state tax credits carryforwards:

(In KUSD)
Years of expiry	December 31, 2022	December 31, 2021
2038	363	352
2039	275	275
2040	280	280
	918	907